Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

Transamerica Intermediate Muni

Effective immediately, the fifth paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses for Transamerica Intermediate Muni, and the fifth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Intermediate Muni” section of the Prospectuses, are deleted entirely and replaced with the following:

The fund may invest in derivative instruments such as options and futures contracts for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”).

* * *

Investors Should Retain this Supplement for Future Reference

August 30, 2019

Transamerica Intermediate Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

Transamerica Intermediate Muni

Effective immediately, the fifth paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses for Transamerica Intermediate Muni, and the fifth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Intermediate Muni” section of the Prospectuses, are deleted entirely and replaced with the following:

The fund may invest in derivative instruments such as options and futures contracts for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”).

* * *

Investors Should Retain this Supplement for Future Reference

August 30, 2019